UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

U.S. Government Cash Reserve

Annual Report
3.31.07

CEO corner

TABLE OF CONTENTS

Your fund at a glance
page 1

Managers’ report
page 2

Your expenses
page 6

Fund’s investments
page 8

Financial statements
page 10

Notes to financial
statements
page 14

Trustees and officers
page 22

For more information
page 28

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline toward the end of the period, the broad stock market returned 11.83% for the year ended March 31, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked near the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn, which lasted for a month before positive news stopped the fall, bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of March 31, 2007. They are subject to change at any time.

Your fund at a glance

The Funds seeks the maximum current income that is consistent with maintaining liquidity and preserving capital by investing in short-term U.S. government securities. The Fund seeks to maintain a stable $1 share price.

Over the last twelve months

► The Federal Reserve Board made two last increases in short-term interest rates, ending a two-year cycle of rate hikes.

► Money market yields held steady.

► The Fund adjusted to the new environment by extending its average maturity by increasing its weighting in fixed-rate, longer-term securities.

1

Managers’ report

John Hancock
U.S. Government Cash Reserve

Money market yields held steady in the 12-month period ending March 31, 2007, as the Federal Reserve Board concluded its short-term interest rate tightening cycle. Over the period, the federal funds rate that banks charge each other for overnight loans increased from 4.75% to 5.25% . The last rate increase occurred June 29, 2006, and marked the 17th consecutive 25 basis point (0.25%) hike since June 2004.

At the August 2006 Federal Open Market Committee (FOMC) meeting, the Fed cited slowing growth concerns, a “cooling” housing market and the delayed effect of previous interest rate hikes yet to filter through the economy as the main reasons for deciding to hold interest rates steady at 5.25% . As the period progressed, the housing market continued to slow and concerns mounted that this slowdown could move the economy towards recession. The National Association of Home Builders Market Index hit a recent historical low of 30 in September 2006, off from its recent high of 72 on June 30, 2005. A reading above 50 signifies more home builders are seeing favorable economic conditions than poor economic conditions.

As 2007 began, the market was hit with concerns about the subprime mortgage market. Subprime mortgages comprise roughly 20% of the mortgage market and are loans made to borrowers with shaky credit. As loans that had originated with low short-term “teaser” rates began resetting and housing prices failed to rise, borrowers with shaky credit were unable to refinance out of the current loans. This caused delinquencies and foreclosures to increase, further fueling the housing slowdown.

2

By Portfolio Managers, MFC Global Investment Management (U.S.), LLC David A. Bees and Michael V. Lorizio

Despite all the turmoil in the housing market, the economy remained strong on other fronts. Initial jobless claims declined in recent weeks, ending the period at 321,000 jobless claims, just slightly higher than the 12-month period average of 317,800. The unemployment rate has continued to baffle the market, decreasing from 4.7% in April of 2006 to 4.4% at the end of March 2007. Throughout the period, this mixed economic data led to uncertainty about the future of the economy and as a result the Fed has held rates steady at 5.25% .

“Money market yields held
steady in the 12-month period
ending March 31, 2007, as the
Federal Reserve Board concluded
its short-term interest rate
tightening cycle.”

Fund yield and performance

On March 31, 2007, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 4.51% . By comparison, the average U.S. government money market fund had a 7-day effective yield of 4.61%, according to Lipper, Inc.

For the year ended March 31, 2007, the Fund posted a total return of 4.41% at net asset value, compared with the 4.48% return of the average U.S. government money market fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions.

Fund moves

The portfolio structure changed significantly in the past 12 months. At the start of the period, the Fund was set up for a continued rising-rate environment. We kept our weighted average days to maturity in line with our peers, giving us an opportunity to quickly reinvest assets at higher rates. The Fund

U.S. Government Cash Reserve

3

had an equal exposure to floating-rate securities, which allowed the portfolio to capture rising rates in a timely manner due to the one-month and three-month rate-reset feature on these securities and fixed-rate securities.

As we approached the middle of 2006, further rate increases became less likely. We found value in callable securities that had passed their final callable date and we ceased purchasing any floating-rate securities with resets remaining. As it became apparent in mid summer that the rate hikes had come to an end, we began to extend our days to maturity To do so, we added to our fixed-rate weighting by purchasing a greater amount of longer-term fixed-rate securities.

By the end of the period, the overnight lending rate held steady at 5.25% for the seventh consecutive FOMC meeting. Fed funds futures pointed to a rate cut in mid to late 2007 being more likely than a rate hike. As a result, we are extended farther out on the money market curve, ending the period with a longer weighted average maturity than our peers. This enables us to lock in favorable rates ahead of any rate cuts that may occur.

“The portfolio structure changed
significantly in the past 12 months.”

Outlook

In its March 21, 2007 FOMC policy statement, the Federal Reserve stated that it is confident in the economy’s ability to continue to expand. However, it does have some serious concerns remaining. Most notably, the Fed views recent inflation measures as slightly elevated and is closely watching the ongoing adjustment that the housing sector is facing. It will rely on future incoming data to decide on its outlook for both growth and inflation; any policy adjustments will be dictated by this outlook.

U.S. Government Cash Reserve

4

We continue to monitor economic indicators and market factors that may impact interest rate policy. However, we do believe that interest rates will remain stable, but with some bias towards a rate cut occurring later in 2007. This belief has led us to our current position on the money market curve with a days-to-maturity level greater than that of our peer group. With stable short-term interest rates, outperformance will come from investing in longer-dated securities. In addition to our focus on capturing additional yield, we will strive, as always, to maintain liquidity and preserve stability of principal.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 As a percentage of net assets on March 31, 2007.

U.S. Government Cash Reserve

5

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2006, with the same investment held until March 31, 2007.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-1-06	on 3-31-07	ended 3-31-07[1]

U.S. Government Cash Reserve	$1,022.30	$4.35

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

U.S. Government Cash Reserve

6

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2006, with the same investment held until March 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-1-06	on 3-31-07	ended 3-31-07[1]

U.S. Government Cash Reserve	$1,020.60	$4.34

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

U.S. Government Cash Reserve

7

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-07

This schedule is a complete list of all securities owned by the Fund. It’s divided into two types of short-term investments: U.S. government obligations and joint repurchase agreements.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government obligations 81.70%					$27,921,444
(Cost $27,921,444)
Government — U.S. Agencies 81.70%					27,921,444

Federal Home Loan Bank	5.400%	04-09-08	AAA	$750	750,000

Federal Home Loan Bank	5.250	10-22-07	AAA	750	750,000

Federal Home Loan Bank	5.045	04-26-07	AAA	500	499,866

Federal Home Loan Bank	4.625	07-11-07	AAA	495	494,106

Federal Home Loan Bank	4.625	07-16-07	AAA	175	174,621

Federal Home Loan Bank	4.500	05-11-07	AAA	900	899,230

Federal Home Loan Bank	4.250	04-16-07	AAA	815	814,652

Federal Home Loan Bank	4.250	05-08-07	AAA	200	199,765

Federal Home Loan Bank	4.090	04-27-07	AAA	415	414,650

Federal Home Loan Bank	4.000	04-25-07	AAA	425	424,631

Federal Home Loan Bank	3.875	06-08-07	AAA	1,500	1,495,898

Federal Home Loan Bank	3.750	08-15-07	AAA	350	348,033

Federal Home Loan Bank	3.500	05-15-07	AAA	350	349,240

Federal Home Loan Bank	2.875	04-19-07	AAA	450	449,444

Federal Home Loan Bank	2.625	05-15-07	AAA	190	189,359

Federal Home Loan Bank	2.600	04-13-07	AAA	1,000	999,126

Federal Home Loan Mortgage Corp.	5.350	03-26-08	AAA	1,000	1,000,000

Federal Home Loan Mortgage Corp.	5.250	05-16-07	AAA	500	500,000

Federal Home Loan Mortgage Corp.	4.500	04-18-07	AAA	2,250	2,248,975

Federal Home Loan Mortgage Corp.	4.375	11-16-07	AAA	500	497,207

Federal Home Loan Mortgage Corp.	4.250	04-05-07	AAA	1,160	1,159,866

Federal Home Loan Mortgage Corp.	4.125	04-12-07	AAA	1,000	999,666

Federal Home Loan Mortgage Corp.	4.000	07-13-07	AAA	925	921,769

Federal Home Loan Mortgage Corp.	4.000	08-17-07	AAA	710	706,541

Federal Home Loan Mortgage Corp.	3.010	04-19-07	AAA	500	499,442

Federal Home Loan Mortgage Corp.	2.875	05-15-07	AAA	1,175	1,171,543

Federal Home Loan Mortgage Corp.	2.850	04-06-07	AAA	500	499,828

Federal Home Loan Mortgage Corp.	Zero	04-12-07	AAA	285	284,521

Federal Home Loan Mortgage Corp.	Zero	05-11-07	AAA	900	894,820

Federal National Mortgage Assn.	4.750	08-03-07	AAA	1,700	1,696,941

Federal National Mortgage Assn.	4.125	06-22-07	AAA	1,000	997,396

Federal National Mortgage Assn.	4.000	06-29-07	AAA	280	279,134

See notes to financial statements

U.S. Government Cash Reserve

8

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government — U.S. Agencies	(continued)

Federal National Mortgage Assn.	3.875%	05-15-07	AAA	$100	$99,812

Federal National Mortgage Assn.	3.750	05-17-07	AAA	1,228	1,225,652

Federal National Mortgage Assn.	3.375	05-11-07	AAA	350	349,263

Federal National Mortgage Assn.	3.375	05-15-07	AAA	500	498,809

Federal National Mortgage Assn.	2.880	04-12-07	AAA	890	889,361

Federal National Mortgage Assn.	2.875	04-26-07	AAA	250	249,583

Federal National Mortgage Assn.	2.720	04-19-07	AAA	1,000	998,694

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 17.39%					$5,941,000
(Cost $5,941,000)
Joint Repurchase Agreement 17.39%					5,941,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley — Dated 3-30-07, due 4-02-07 (secured by
U.S. Treasury Inflation Indexed Note 1.625% due 1-15-15).
Maturity value: $5,943,550			5.150%	$5,941	5,941,000

Total investments (Cost $33,862,444) 99.09%					$33,862,444

Other assets and liabilities, net 0.91%					$312,183

Total net assets 100.00%					$34,174,627

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

U.S. Government Cash Reserve

9

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments at value (Cost $27,921,444)	$27,921,444
Joint repurchase agreement (Cost $5,941,000)	5,941,000
Cash	739
Receivable for shares sold	40,981
Interest receivable	335,857
Other assets	55,000
Total assets	34,295,021

Liabilities

Payable for shares repurchased	16,079
Dividends payable	9,331
Payable to affiliates
Management fees	15,668
Other	5,298
Other payables and accrued expenses	74,018
Total liabilities	120,394

Net assets

Capital paid-in	34,174,415
Accumulated net investment income	212
Net assets	$34,174,627

Net asset value per share

Based on net asset value and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
($34,174,627 ÷ 34,192,672 shares)	$1.00

See notes to financial statements

U.S. Government Cash Reserve

10

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund.

Investment income

Interest	$1,926,724
Total investment income	1,926,724

Expenses

Investment management fees (Note 2)	186,392
Distribution and service fees (Note 2)	55,918
Transfer agent fees (Note 2)	38,682
Accounting and legal services fees (Note 2)	5,046
Compliance fees	1,000
Blue sky fees	26,676
Custodian fees	20,866
Professional fees	17,530
Printing fees	11,887
Trustees’ fees	1,929
Interest	511
Miscellaneous	5,991
Total expenses	372,428
Less expense reductions (Note 2)	(55,918)
Net expenses	316,510
Net investment income	1,610,214
Increase in net assets from operations	$1,610,214

See notes to financial statements

U.S. Government Cash Reserve

11

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-06	3-31-07

Increase (decrease) in net assets

From operations
Net investment income	$1,214,400	$1,610,214
Increase in net assets resulting from operations	1,214,400	1,610,214
Distributions to shareholders
From net investment income	(1,214,400)	(1,610,214)
From Fund share transactions	(4,950,260)	(6,363,522)

Net assets

Beginning of period	45,488,409	40,538,149
End of period[1]	$40,538,149	$34,174,627

1 Includes accumulated net investment income of $212 and $212, respectively.

See notes to financial statements

U.S. Government Cash Reserve

12

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	0.01	—[3]	0.01	0.03	0.04
Less distributions
From net investment income	(0.01)	—[3]	(0.01)	(0.03)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.91	0.34	0.80	2.89	4.41

Ratios and supplemental data

Net assets, end of period
(in millions)	$73	$57	$45	$41	$34
Ratio of net expenses to average
net assets (%)	0.73	0.77	0.84	0.87	0.85
Ratio of gross expenses
to average net assets[6] (%)	0.88	0.92	0.99	1.02	1.00
Ratio of net investment income
to average net assets (%)	0.92	0.34	0.77	2.83	4.32

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

U.S. Government Cash Reserve

13

Notes to financial statements

Note 1 Accounting policies

John Hancock U.S. Government Cash Reserve (the “Fund”) is a diversified series of John Hancock Current Interest (the “trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified costs basis.

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures.

U.S. Government Cash Reserve

14

Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than September 30, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distributions

The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2006, the tax character of distributions paid was as follows: ordinary income $1,214,400. During the year ended March 31, 2007, the tax character of distributions paid was as follows: ordinary income $1,610,214.

As of March 31, 2007, the components of distributable earnings on a tax basis included $18,905 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of:

(a) 0.50% of the first $500,000,000 of the Fund’s average daily net asset value,
(b) 0.425% of the next $250,000,000,
(c) 0.375% of the next $250,000,000,
(d) 0.35% of the next $500,000,000,
(e) 0.325% of the next $500,000,000,
(f) 0.30% of the next $500,000,000 and
(g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund’s average daily net asset value. JH Funds has agreed to suspend the distribution and service (“12b-1”) fee, at least until July 31, 2007. Accordingly, the reduction in the 12b-1 fee amounted to $55,918 for the year ended March 31, 2007. JH Funds reserves the right to terminate this limitation in the future.

U.S. Government Cash Reserve

15

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the year ended March 31, 2007. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $5,046. The Fund also paid the Adviser the amount of $66 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share.

	Year ended 3-31-06	Year ended 3-31-07
	Amount	Amount
Sold	$16,985,735	$11,667,946
Distributions reinvested	1,157,185	1,526,613
Repurchased	(23,093,180)	(19,558,081)
Net decrease	($4,950,260)	($6,363,522)

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities other than short-term securities and obligations of the U.S. government, during the year ended March 31, 2007, aggregated $1,800,478,255 and $1,807,303,000, respectively.

The cost of investments owned on March 31, 2007, for federal income tax purposes, was $33,862,444.

U.S. Government Cash Reserve

16

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Current Interest and Shareholders of John Hancock U.S. Government Cash Reserve Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Government Cash Reserve (the “Fund”) at March 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years ended on or before March 31, 2005 were audited by another independent registered public accounting firm, whose report dated May 5, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 30, 2007

17

Tax information

(unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2007.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

18

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock U.S. Government Cash Reserve

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Current Interest (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock U.S. Government Cash Reserve (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,  (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered

19

these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the review periods ended December 31, 2005 was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the 3 Month T-Bill. The Board also noted that the Fund’s more recent performance for the 1-, 3- and 5-year periods was lower than the performance of the Peer Group and Category medians and benchmark index. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than medians of the Peer Group and Category. The Board favorably considered the impact of continuing fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies

20

continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

21

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	66
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1994	66
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	66
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

22

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Ladner,[2] Born: 1938	1994	66
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2005	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2005	66
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	66
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	272
President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

23

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

24

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

25

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

28

J O H N   H A N C O C K  F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Government Cash Reserve.

4300A 3/07
5/07

John Hancock
MUTUAL FUNDS

John Hancock
Money Market Fund

Annual Report
3.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

Your expenses
page 6

Fund’s investments
page 8

Financial statements
page 12

Notes to financial
statements
page 18

Trustees and officers
page 28

For more information
page 32

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last 12 months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline toward the end of the period, the broad stock market returned 11.83% for the year ended March 31, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked near the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last year, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn, which lasted for a month before positive news stopped the fall, bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of March 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital by investing in U.S. dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund intends to maintain a stable $1 share price.

Over the last twelve months

► The Federal Reserve Board made two last increases in short-term interest rates, ending a two-year cycle of rate hikes.

► Money market yields held steady.

► The Fund adjusted to the new environment by extending its average maturity by increasing its weighting in fixed-rate, longer-term securities.

Managers’ report

John Hancock

Money Market Fund

Money market yields held steady in the 12-month period ended March 31, 2007, as the Federal Reserve Board concluded its short-term interest rate tightening cycle. Over the period, the federal funds rate that banks charge each other for overnight loans increased from 4.75% to 5.25% . The last rate increase occurred June 29, 2006, and marked the 17th consecutive 25 basis point (0.25%) hike since June 2004.

At the August 2006 Federal Open Market Committee (FOMC) meeting the Fed cited slowing growth concerns, a “cooling” housing market and the delayed effect of previous interest rate hikes yet to filter through the economy as the main reasons for deciding to hold interest rates steady at 5.25% . As the period progressed, the housing market continued to slow and concerns mounted that this slowdown could move the economy towards recession. The National Association of Home Builders Market Index hit a recent historical low of 30 in September 2006, off from its recent high of 72 on June 30, 2005. A reading above 50 signifies more home builders are seeing favorable economic conditions than poor economic conditions.

As 2007 began, the market was hit with concerns about the subprime mortgage market. Subprime mortgages comprise roughly 20% of the mortgage market and are loans made to borrowers with shaky credit.  As loans that had originated with low short-term “teaser” rates began resetting and housing prices failed to rise, borrowers with shaky credit were unable to refinance out of the current loans. This caused delinquencies and foreclosures to increase, further fueling the housing slowdown.

By Portfolio Managers, MFC Global Investment Management (U.S.), LLC
David A. Bees and Michael V. Lorizio

Despite all the turmoil in the housing market, the economy remained strong on other fronts. Initial jobless claims declined in recent weeks, ending the period at 321,000 jobless claims, just slightly higher than the 12-month period average of 317,800. The unemployment rate has continued to baffle the market, decreasing from 4.7% in April 2006 to 4.4% at the end of March 2007.  Throughout the period this mixed economic data led to uncertainty about the future of the economy and, as a result, the Fed has held rates steady at 5.25% .

“Money market yields held

steady in the 12-month period

ended March 31, 2007, as the

Federal Reserve Board concluded

its short-term interest rate

tightening cycle.”

Fund yield and performance

On March 31, 2007, John Hancock Money Market Fund’s Class A, Class B and Class C shares had 7-day effective yields of 4.32%, 3.47% and 3.47%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 4.58%, according to Lipper, Inc.

For the year ended March 31, 2007, the Fund’s Class A, Class B and Class C shares posted total returns of 4.45%, 3.57% and 3.57%, respectively, at net asset value, compared with the 4.43% return of the average taxable money market fund, according to Lipper, Inc. 1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions.

Money Market Fund

“The portfolio structure

changed significantly in the

past 12 months.”

Fund moves

The portfolio structure changed significantly in the past 12 months. At the start of the period, the Fund was set up for a continued rising-rate environment. We kept our weighted average days to maturity in line with our peers, giving us an opportunity to quickly reinvest assets at higher rates. The largest exposure was to floating-rate securities, which allowed the portfolio to capture rising rates in a timely manner due to the one-month and three-month rate-reset feature on these securities.

As we approached the middle of 2006, further rate increases became less likely. We found value in floating-rate securities that had reached their final rate reset and we ceased purchasing any floating-rate securities with resets remaining. As it became apparent in mid summer that the rate hikes had come to an end, we began to extend our days to maturity. To do so, we added to our fixed-rate weighting by purchasing a greater amount of longer-term fixed-rate securities.

By the end of the period, the overnight lending rate held steady at 5.25% for the seventh consecutive FOMC meeting. Fed funds futures pointed to a rate cut in mid to late 2007 being more likely than a rate hike. As a result, we are extended farther out on the money market curve, ending the period with a longer weighted average maturity than our peers. This enables us to lock in favorable rates ahead of any rate cuts that may occur. Throughout the term we continued to use short tier-two securities and asset-backed commercial paper to manage cash levels and contribute to performance.

SECTOR DISTRIBUTION[2]
Financial	83%
Consumer staple	7%
Telecommunication
service	5%
Materials	4%
Government agencies	3%
Health care	1%

Outlook

In its March 21, 2007 FOMC policy statement, the Federal Reserve stated that it is confident in the economy’s ability to continue to expand. However, it does have some serious concerns remaining. Most notably, the Fed views recent inflation measures as slightly elevated and is closely watching the ongoing adjustment that the housing sector is facing. It will rely on future incoming data to decide on its outlook for both growth and inflation; any policy adjustments will be dictated by this outlook.

Money Market Fund

We continue to monitor economic indicators and market factors that may impact interest rate policy. However, we do believe that interest rates will remain stable, but with some bias towards a rate cut occurring later in 2007. This belief has led us to our current position on the money market curve with a days-to-maturity level greater than that of our peer group. With stable short-term interest rates, outperformance will be derived by investing in longer-dated securities. In addition to our focus on capturing additional yield, we will strive, as always, to maintain liquidity and preserve stability of principal.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on March 31, 2007.

Money Market Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2006, with the same investment held until March 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 10-1-06	on 3-31-07	ended 3-31-07[1]

Class A	$1,000.00	$1,022.20	$4.75

Class B	1,000.00	1,017.90	8.98

Class C	1,000.00	1,017.80	8.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Money Market Fund

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2006, with the same investment held until March 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 10-1-06	on 3-31-07	ended 3-31-07[1]

Class A	$1,000.00	$1,020.20	$4.75

Class B	1,000.00	1,016.00	8.97

Class C	1,000.00	1,016.00	8.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.94%, 1.79% and 1.79% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-07

This schedule is divided into four categories: commercial paper, corporate interest-bearing obligations, U.S. government obligations and joint repurchase agreement. Commercial paper, corporate interest-bearing obligations and U.S. government obligations are further broken down by industry group.

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Commercial paper 39.76%					$91,742,589
(Cost $91,742,589)
Asset Backed — Auto Loan 5.20%					11,994,730

Galleon Capital Corp. LLC (K)	5.270%	04-04-07	Tier 1	$12,000	11,994,730
Asset Backed — Finance 4.32%					9,966,267

Falcon Asset Securitization (K)	5.280	04-24-07	Tier 1	10,000	9,966,267
Asset Backed — Others 4.97%					11,479,875

Old Line Funding, LLC (K)	5.250	04-13-07	Tier 1	11,500	11,479,875
Asset Backed — Receivables 5.24%					12,092,928

Thunder Bay Funding, Inc. LLC (K)	5.260	04-05-07	Tier 1	12,100	12,092,928
Banks — Foreign 4.98%					11,498,269

Dresdner Bank AG	5.420	04-02-07	Tier 1	11,500	11,498,269
Diversified Financial Services 1.00%					2,299,663

Textron Financial Corp.	5.280	04-02-07	Tier 2	2,300	2,299,663
Finance — Auto Loans 1.00%					2,299,649

Volkswagen AG (K)	5.490	04-02-07	Tier 2	2,300	2,299,649
Finance — Mortgages 4.93%					11,383,280

Countrywide Financial Corp.	5.280	04-11-07	Tier 1	11,400	11,383,280
Food 6.17%					14,235,744

Cargill, Inc. (K)	5.260	04-09-07	Tier 1	11,900	11,886,090

Kraft Foods, Inc.	5.300	04-02-07	Tier 2	2,350	2,349,654
Medical — Health Maintenance Organization 1.04%					2,397,168

WellPoint, Inc. (K)	5.310	04-09-07	Tier 2	2,400	2,397,168
Retail Stores 0.91%					2,095,016

CVS Corp. (K)	5.340	04-17-07	Tier 2	2,100	2,095,016

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Corporate interest-bearing obligations 59.93%					$138,286,119
(Cost $138,286,119)
Banks — Foreign 17.12%					39,500,008

ABN AMRO Bank NV Chicago	7.125%	06-18-07	Tier 1	$6,800	6,824,821

ABN AMRO Bank NV (P)	5.420	05-11-07	Tier 1	1,750	1,750,206

Credit Suisse USA, Inc. (P)	5.460	04-05-07	Tier 1	10,765	10,765,170

Deutsche Bank AG	5.345	08-06-07	Tier 1	8,915	8,915,853

HBOS Plc. (S)	3.600	08-15-07	Tier 1	2,545	2,528,541

HSBC Bank USA NA	3.870	06-07-07	Tier 1	8,740	8,715,417
Banks — U.S. 6.16%					14,218,536

Bank of America Corp.	6.625	08-01-07	Tier 1	4,465	4,483,486

Wachovia Bank NA	4.850	07-30-07	Tier 1	9,750	9,735,050
Chemicals 4.00%					9,238,552

E.I. du Pont de Nemours & Co.	3.375	11-15-07	Tier 1	9,350	9,238,552
Diversified Financial Services 5.74%					13,230,504

Citicorp Mortgage Loan Trust	7.200	06-15-07	Tier 1	2,300	2,308,559

Citigroup, Inc. (P)	5.407	06-04-07	Tier 1	2,700	2,700,527

General Electric Capital Corp.	3.500	08-15-07	Tier 1	1,175	1,166,674

Principal Life Global Funding (S)	5.125	06-28-07	Tier 1	7,060	7,054,744
Finance — Auto Loans 1.53%					3,535,527

American Honda Finance Corp. (P) (S)	5.460	05-11-07	Tier 1	3,535	3,535,527
Finance — Commercial 4.75%					10,950,577

CIT Group, Inc.	7.375	04-02-07	Tier 1	10,950	10,950,577
Finance — Consumer Loans 3.24%					7,486,436

American General Finance Corp.	4.500	11-15-07	Tier 1	4,500	4,476,129

HSBC Finance Corp. (P)	5.400	05-10-07	Tier 1	3,010	3,010,307
Insurance 1.34%					3,089,723

AIG Sunamerica Corp. (S)	5.300	05-30-07	Tier 1	3,090	3,089,723
Investment Banking & Brokerage 11.10%					25,620,018

Goldman Sachs Group, Inc. (P)	5.485	07-02-07	Tier 1	1,000	1,000,461

JPMorgan Chase & Co.	5.250	05-30-07	Tier 1	11,453	11,451,477

Lehman Brothers Holdings, Inc.	8.250	06-15-07	Tier 1	5,425	5,455,594

Lehman Brothers Holdings, Inc.	8.500	05-01-07	Tier 1	1,900	1,904,802

Lehman Brothers Holdings, Inc. (P)	5.480	04-20-07	Tier 1	4,100	4,100,332

Merrill Lynch & Co., Inc.	8.000	06-01-07	Tier 1	1,700	1,707,352
Telephone — Integrated 4.95%					11,416,238

Verizon Communications, Inc.	6.125	06-15-07	Tier 1	11,400	11,416,238

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government obligations 2.92%					$6,750,000
(Cost $6,750,000)
Government U.S. Agency 2.92%					6,750,000

Federal Home Loan Bank	5.400%	04-09-08	Tier 1	$3,250	3,250,000

Federal Home Loan Bank	5.250	10-22-07	Tier 1	3,500	3,500,000

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Joint repurchase agreement 0.93%					$2,153,000
(Cost $2,153,000)
Joint Repurchase Agreement 0.93%					2,153,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley — Dated 3-30-07, due 4-02-07 (Secured by
U.S. Treasury Inflation Indexed Note1.625% due 1-15-15).
Maturity value: $2,153,924			5.150%	$2,153	2,153,000

Total investments (Cost $238,931,708) 103.54%					$238,931,708

Other assets and liabilities, net (3.54%)					($8,171,632)

Total net assets 100.00%					$230,760,076

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	March 31, 2007

Cargill, Inc. —
Commercial paper	03-16-07	$11,858,271	5.15%	$11,886,090
CVS Corp. —
Commercial paper	03-28-07	2,093,770	0.91	2,095,016
Falcon Asset Securitization —
Commercial paper	03-26-07	9,957,467	4.32	9,966,267
Galleon Capital Corp. LLC —
Commercial paper	03-19-07	11,971,893	5.20	11,994,730
Old Line Funding, LLC —
Commercial paper	03-06-07	11,436,271	4.97	11,479,875
Thunder Bay Funding, Inc. LLC —
Commercial paper	03-07-07	12,048,730	5.24	12,092,928
Volkswagen AG —
Commercial paper	03-30-07	2,298,948	1.00	2,299,649
WellPoint, Inc. —
Commercial paper	03-09-07	2,389,026	1.04	2,397,168

(P) Represents rate in effect on March 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,208,535 or 7.02% of the Fund’s net assets as of March 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments at value (cost $238,931,708)	$238,931,708
Cash	985
Receivable for shares sold	471,035
Interest receivable	2,175,902
Other assets	74,969
Total assets	241,654,599

Liabilities

Payable for investments purchased	10,055,977
Payable for shares repurchased	481,533
Dividends payable	58,040
Payable to affiliates
Management fees	86,067
Distribution and service fees	8,855
Other	51,330
Other payables and accrued expenses	152,721
Total liabilities	10,894,523

Net assets

Capital paid-in	230,749,826
Accumulated net realized loss on investments	(1,238)
Accumulated net investment income	11,488
Net assets	$230,760,076

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($194,739,799 ÷ 194,821,993 shares)	$1.00
Class B ($28,023,174 ÷ 28,043,479 shares)	$1.00
Class C ($7,997,103 ÷ 7,997,364 shares)	$1.00

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,292,478
Total investment income	12,292,478

Expenses

Investment management fees (Note 2)	1,169,234
Distribution and service fees (Note 2)	879,752
Transfer agent fees (Note 2)	554,848
Accounting and legal services fees (Note 2)	32,537
Compliance fees	5,540
Blue sky fees	64,008
Custodian fees	45,284
Printing fees	38,049
Professional fees	29,622
Trustees’ fees	9,613
Interest	772
Miscellaneous	5,767
Total expenses	2,835,026
Less expense reductions (Note 2)	(434,748)
Net expenses	2,400,278
Net investment income	9,892,200
Net realized loss on investments	(45)
Increase in net assets from operations	$9,892,155

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-06	3-31-07

Increase (decrease) in net assets
From operations
Net investment income	$6,650,432	$9,892,200
Net realized loss	(2)	(45)
Increase in net assets resulting from operations	6,650,430	9,892,155
Distributions to shareholders
From net investment income
Class A	(5,575,570)	(8,506,162)
Class B	(928,523)	(1,110,601)
Class C	(146,339)	(275,437)
	(6,650,432)	(9,892,200)
From Fund share transactions	(74,863,392)	6,053,750

Net assets
Beginning of period	299,569,765	224,706,371
End of period[1]	$224,706,371	$230,760,076

[1] Includes accumulated net investment income of $11,488 and $11,488, respectively.

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07[2]

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	0.01	—[3]	0.01	0.03	0.04
Less distributions
From net investment income	(0.01)	—[3]	(0.01)	(0.03)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.75	0.21	0.86	2.92	4.45

Ratios and supplemental data

Net assets, end of period
(in millions)	$271	$211	$224	$185	$195
Ratio of net expenses to average
net assets (%)	0.94	0.94	0.88	0.91	0.88
Ratio of gross expenses to average
net assets[6] (%)	1.14	1.14	1.09	1.11	1.09
Ratio of net investment income
to average net assets (%)	0.75	0.21	0.83	2.85	4.37

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—[3]	—[3]	—[3]	0.02	0.04
Less distributions
From net investment income	—[3]	—[3]	—[3]	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.10	0.12	0.50	2.05	3.57

Ratios and supplemental data

Net assets, end of period
(in millions)	$166	$89	$63	$36	$28
Ratio of net expenses to average
net assets (%)	1.59	1.04	1.20	1.76	1.73
Ratio of gross expenses to average
net assets[6] (%)	1.89	1.89	1.85	1.86	1.83
Ratio of net investment income
to average net assets (%)	0.10	0.12	0.46	1.94	3.52

See notes to financial statements

Money Market Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—[3]	—[3]	—[3]	0.02	0.04
Less distributions
From net investment income	—[3]	—[3]	—[3]	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4,5] (%)	0.11	0.12	0.50	2.04	3.57

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$12	$13	$4	$8
Ratio of net expenses to average
net assets (%)	1.61	1.04	1.19	1.75	1.73
Ratio of gross expenses to average
net assets[6] (%)	1.88	1.89	1.84	1.85	1.83
Ratio of net investment income
to average net assets (%)	0.10	0.12	0.46	1.86	3.54

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Money Market Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Money Market Fund (the “Fund”) is a diversified series of John Hancock Current Interest (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank  certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among

Money Market Fund

other things, the nature and type of expense and the relative size of the funds.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,238 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss car-ryforward expires as follows: March 31, 2012 — $1,191 and March 31, 2015 —$47.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than September 30, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distributions

The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2006, the tax character of distributions paid was as follows: ordinary income $6,650,432. During the year ended March 31, 2007, the tax character of distributions paid was as follows: ordinary income $9,892,200. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2007, the components of distributable earnings on a tax basis included $125,592 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the

Money Market Fund

next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the Fund’s average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the Fund’s management fee to 0.40% of the Fund’s first $750,000,000 average daily net asset value, at least until July 31, 2007. The management fee cannot be restated to the original contracted amounts without the Trustees’ consent. Accordingly, the expense reductions related to management fee limitations amounted to $233,847 for the year ended March 31, 2007.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadvisor under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to contractually limit the distribution and service fees (“12b-1”) for Class A to 0.15% of the Class A average daily net asset value, at least until July 31, 2007. Accordingly, the expense reductions related to the reduction in the 12b-1 fees amounted to $194,495 for Class A, for the year ended March 31, 2007.

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended March 31, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$486,238
Class B	315,801
Class C	77,713
Total	$879,752

Class A shares are assessed up-front sales charges. During the year ended March 31, 2007, JH Funds received net up-front sales charges of $1,755 with regard to sales of Class A shares. Of this amount, $228 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5 was paid as sales commissions to unrelated broker-dealers and $1,522 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2007, CDSCs received by JH Funds amounted to $141,569 for Class B shares and $2,730 for Class C shares.

Money Market Fund

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $6,406 during the year ended March 31, 2007. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $32,537. The Fund also paid the Adviser the amount of $66 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two years, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share.

	Year ended	Year ended
	3-31-06	3-31-07

Class A shares

Sold	$127,681,502	$165,842,268
Distributions reinvested	5,328,508	7,947,354
Repurchased	(172,041,882)	(163,879,236)
Net increase (decrease)	($39,031,872)	$9,910,386

Class B shares

Sold	$27,389,350	$22,754,271
Distributions reinvested	815,743	1,010,307
Repurchased	(55,432,211)	(31,507,711)
Net decrease	($27,227,118)	($7,743,133)

Class C shares

Sold	$13,974,382	$17,979,513
Distributions reinvested	124,618	258,408
Repurchased	(22,703,402)	(14,351,424)
Net increase (decrease)	($8,604,402)	$3,886,497

Net increase (decrease)	($74,863,392)	$6,053,750

Money Market Fund

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, during the year ended March 31, 2007, aggregated $6,441,804,462 and $6,432,759,653, respectively.

The cost of investments owned on March 31, 2007, for federal income tax purposes, was $238,931,708.

Money Market Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Current Interest and Shareholders of John Hancock Money Market Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the “Fund”) at March 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years ended on or before March 31, 2005 were audited by another independent registered public accounting firm, whose report dated May 5, 2005 expressed and unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 30, 2007

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2007.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Money
Market Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Current Interest (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock Money Market Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the

Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the review periods ended December 31, 2005, was lower than the performance of the Peer Group and Category medians, and its benchmark index, the 3-Month T-Bill. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account  (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than medians of the Peer Group and Category. The Board favorably considered the impact of continuing fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and plans to improve overall performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	66

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1994	66

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	66

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines (since 2000), Introgen (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003);
Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel Communications (until 2003) and
Hayes Lemmerz International, Inc. (diversified automotive parts supply company)
(since 2003).

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Ladner,[2] Born: 1938	1994	66

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2005).

John A. Moore,[2] Born: 1939	2005	66
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (2002–2006).

Patti McGill Peterson,[2] Born: 1943	2005	66

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	66

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	272

President, John Hancock Insurance Group; Executive Vice President, John
Hancock Life Insurance Company (since June 2004); Chairman and Director,
John Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and
The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company
(U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Focused Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Trust
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.                                                  4400A 3/07
.                                                  .                                                  .                                                  .                                                5/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $38,800 for the fiscal year ended March 31, 2006 (broken out as follows: John Hancock Money Market Fund $23,900 and John Hancock U.S. Government Cash Reserve - $14,900) and $38,800 for the fiscal year ended March 31, 2007 (broken out as follows: John Hancock Money Market Fund $23,900 and John Hancock U.S. Government Cash Reserve - $14,900). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended March 31, 2006 and fiscal year ended March 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,900 for the fiscal year ended March 31, 2006 (broken out as follows: John Hancock Money Market Fund $3,000 and John Hancock U.S. Government Cash Reserve - $1,900) and $4,900 (broken out as follows: John Hancock Money Market Fund $3,000 and John Hancock U.S. Government Cash Reserve - $1,900) for the fiscal year ended March 31, 2007. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended March 31, 2006 and fiscal year ended March 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2007 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended March 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $23,400 for the fiscal year ended March 31, 2006 and $872,192 for the fiscal year ended March 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting Policies and Procedures are attached.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007